1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com thor alden thor.alden@dechert.com +1 202 261 3391 Direct

October 23, 2015

via edgar

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:        RBC Funds Trust

Securities Act File No. 333-111986

Post-Effective Amendment No. 89

Investment Company Act File No. 811-21475

Amendment No. 89

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 89 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on Form N-1A. This Amendment is being filed on behalf of the RBC Mid Cap Value Fund (the “Fund”), for the purpose of registering Class A shares of the Fund. We hereby represent that the attached Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

The Amendment does not affect the currently effective Prospectus and Statement of Additional Information for the other share class of the Fund. Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (202) 261-3391.

Very truly yours,

/s/ Thor Alden

Thor Alden